Revenue recognition (Details) - USD ($) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Contract with customer, liability, revenue recognized	$ 110	$ 115	$ 500	$ 475	$ 540	$ 540
Operating lease, lease income	$ 148	$ 160	$ 442	$ 458	$ 616	$ 603	$ 613
One Customer | Accounts Receivable | Customer Concentration Risk
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Concentration risk, percentage					10.00%